The latest report from your
Fund's management team

SEMIANNUAL REPORT

Health Sciences
Fund

(formerly Global Health Sciences Fund)

APRIL 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

DEAR FELLOW SHAREHOLDERS:

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and
Chief Executive Officer, flush right next to second paragraph.]

Over the last six months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down nearly 25% from its high by the end of April.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak.

While the battle between old and new rages on, several things are clear:
More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY LINDA I. MILLER, CFA, AND ROBERT D. HALLISEY, JR.,
PORTFOLIO MANAGERS

[A 2" x 2" photo at bottom right side of page of John Hancock
Health Sciences Fund. Caption below reads "Fund portfolio management team members (l-r): Linda Miller and Robert
Hallisey."]

John Hancock
Health Sciences Fund

Health-care stocks outperform the broader market

John Hancock Global Health Sciences Fund changed its name to John
Hancock Health Sciences Fund effective March 1, 2000.

Thanks mainly to a shot in the arm from the biotechnology sector, health-care stocks turned in a strong performance compared to the overall market during the past six months. Biotech stocks were on fire at the start of 2000, fueled in part by excitement over the sector's latest success in mapping the human gene and by investors' appetite for high-growth stocks. As evidence of just how strong their rally was, the NASDAQ Biotech Index rose about 80% from January 1 through March 6, 2000. Of course, such dramatic run-ups are never sustainable. From the peak through the end of the period, biotech stocks came tumbling back to earth when investors began to worry about their valuations. Furthermore, aggressive share financings caused the supply of biotech stocks to swell and overwhelm investor demand.

"Biotech
 stocks were
 on fire at
 the start
 of 2000..."

Biotech wasn't the only health-care sub- sector that showed signs of life. Medical-device companies posted decent results because of strong earnings gains. Many pharmaceutical stocks turned in lackluster to disappointing returns, however, despite the fact that many of them reported better-than-expected financial results. What dragged drug companies lower were a number of political crosscurrents, including uncertainty over this year's presidential campaign and growing talk in Washington of a Medicare drug benefit that could lead to drug pricing pressures. Although the outlook for the health-care service sector improved in response to a better pricing environment, HMO and hospital stocks showed little progress until the end of the period.

[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is Merck 4.2%, the second is Schering-Plough 3.3%, the third Warner-Lambert 3.1%, the fourth Medtronic 3.1% and the fifth Johnson & Johnson 3.0%. A note below the table reads "As a percentage of net assets on April 30, 2000."]

Fund performance

For the six months ended April 30, 2000, John Hancock Health Sciences Fund had a strong absolute performance, with its Class A, Class B and Class C shares posting total returns of 17.65%, 17.27% and 17.27%, respectively, at net asset value. The average health-care/biotechnology fund returned 37.64% during the six-month period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

"A wave of
 industry
 consolidation
 ...helped
 buoy medical
 device
 companies..."

Our smaller-than-average stake in biotech companies, at 16% of the Fund's net assets, caused our relative performance to lag our peer group, which includes several funds that are exclusively or more heavily invested in biotech companies than we are. Rather than chase the performance of the "hottest" sector at any given time, our approach is to remain more diversified across the spectrum of groups that make up the health-care industry. In our view, this diversification helps moderate risks.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is Alkermes followed by an up arrow with the phrase "Success of new children's growth hormone." The second listing is Stryker followed by an up arrow with the phrase "Purchase of Howmedica yields cost-savings." The third listing is Bristol-Myers Squibb followed by a down arrow with the phrase "Upcoming expiration of cancer-drug patent." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Biotech winners

One of our best performers in the biotech sector was Alkermes, which makes biotech drug delivery systems. Investors looked favorably on the company's new formulation of a growth hormone on behalf of Genentech, another of our better-performing biotech holdings. Immunex also performed well, benefiting from enthusiastic response to its arthritis relief drug. Finally, investors pushed up the price of Amgen significantly in anticipation of good news on products that are in the company's development pipeline. The biotech boom also helped instrumentation company Waters Corp., which has a strong franchise as one of the leading providers of very sophisticated lab equipment and other tools for use in development of biotech drugs and treatments.

Device companies rally

A wave of industry consolidation, among other things, helped buoy medical device companies during the period. One of our biggest winners in this area was Stryker Corp. The company is the leading player in the orthopedic implant sector, the demand for which appears to have increased over the past year as baby boomers enter their 50s. Stryker also was helped by the efficiencies and cost-savings that emerged as a result of its 1999 acquisition of Howmedica. Medtronic, considered by many to be the premier medical-device company in the world, was another winner. It rode the crest of a new product introduction cycle with leading-edge cardiovascular devices. As a leader in its category, Medtronic continued to steal market share away from its competitors.

[Bar chart at top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended April 30, 2000." The chart is scaled in increments of 10% with 0% at the bottom and 40% at the top. The first bar represents the 17.65% total return for John Hancock Health Sciences Fund Class A. The second bar represents the 17.27% total return for John Hancock Health Sciences Fund Class B. The third bar represents the 17.27% total return for John Hancock Health Sciences Fund Class C. The fourth bar represents the 37.64% total return for Average health-care/biotechnology fund. A note below the chart reads "Total returns for John Hancock Health Sciences Fund are at net asset value with all distributions reinvested. The average health-care/biotechnology fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Mixed results for drug companies

While pharmaceutical companies were generally disappointing during the period, Warner- Lambert bucked the trend. The company's recent success was in large part due to its acquisition by Pfizer. It appears that the combination of the two companies will emerge as one of the largest and fastest-growing drug companies in the world. On the other hand, the stocks of Merck, Johnson & Johnson, Bristol-Myers Squibb and Schering-Plough all ended the period with sizable declines. Despite Merck's successful launch of a new arthritis drug, its stock price fell as the market avoided drug stocks altogether. J&J, which continued to post decent earnings, suffered from a number of product disappointments, including the FDA's mandate that the usage of its ulcer treatment Propulsid be curtailed. Bristol-Myers was troubled by the impending expiration of a patent on one of its leading cancer drugs and the slower-than-expected FDA approval on some new products. Schering-Plough faced worries that its allergy treatment Claritin was losing market share to a competitor.

Outlook

There are a number of factors that will shape the performance of health-care stocks over the short term. Because the health-care industry is highly regulated, the upcoming presidential election and the health-care debate that surrounds it could cause continued uncertainty and volatility. The other important factor is the economy. Should the economy continue to grow at a fast pace, investors may favor technology, cyclical and other fast-growing sectors over health care. Should recent interest-rate hikes slow the economy, on the other hand, the health-care sector's reputation for providing dependable growth characteristics could attract more investors.

"...upcoming
 presidential
 election...
 could cause
 continued
 uncertainty..."

Those potential short-term disturbances don't alter our optimistic long-term outlook. We believe that the ongoing introduction of new products and services, coupled with an aging population, will present us with many exciting long-term growth opportunities in the health-care and life sciences fields.

-------------------------------------------------------------------------

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Health Sciences Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with industry segment investing, before you invest or send money.

CLASS A
For the period ended March 31, 2000
                                                                 SINCE
                                           ONE         FIVE    INCEPTION
                                          YEAR        YEARS    (10/1/91)
                                         ------      -------   ---------
Cumulative Total Returns                  9.37%      111.14%      314.66%
Average Annual Total Returns              9.37%       16.12%       18.22%

CLASS B
For the period ended March 31, 2000
                                                                 SINCE
                                           ONE         FIVE    INCEPTION
                                          YEAR        YEARS     (3/7/94)
                                         ------      -------   ---------
Cumulative Total Returns                  9.36%      112.35%      141.63%
Average Annual Total Returns              9.36%       16.26%       15.66%

CLASS C
For the period ended March 31, 2000
                                                      SINCE
                                           ONE      INCEPTION
                                          YEAR       (3/1/99)
                                         ------     ---------
Cumulative Total Returns                 12.23%       13.16%
Average Annual Total Returns             12.23%       12.10%



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Health Sciences Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Health Sciences Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $45,278 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund on October 1, 1991, before sales charge, and is equal to $43,363 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $41,194 as of April 30, 2000.

Line chart with the heading John Hancock Health Sciences Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $35,070 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund on March 7, 1994, before sales charge, and is equal to $23,982 as of April 30, 2000.

Line chart with the heading John Hancock Health Sciences Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,896 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund on March 1, 1999, before sales charge, and is equal to $11,343 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $11,230 as of April 30, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Health Sciences Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common stocks (cost -- $252,090,925)              $319,491,591
Short-term investments (cost --
$70,768,152) -- Note A                              73,283,455
                                             -----------------
                                                   392,775,046
Cash                                                       740
Receivable for investments sold                      5,198,642
Receivable for shares sold                             482,162
Dividends receivable                                   128,324
Interest receivable                                     13,611
Other assets                                             4,088
                                             -----------------
Total Assets                                       398,602,613
--------------------------------------------------------------
Liabilities:
Payable for investments purchased                   13,651,132
Payable for forward foreign currency
exchange contracts purchased -- Note A                   6,115
Payable for shares repurchased                         154,388
Payable upon return of securities on
loan -- Note A                                      44,778,455
Foreign taxes payable                                    2,762
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                               758,849
Accounts payable and accrued expenses                   26,695
                                             -----------------
Total Liabilities                                   59,378,396
--------------------------------------------------------------
Net Assets:
Capital paid-in                                    251,545,775
Accumulated net realized gain on
investments and foreign currency
transactions                                        21,984,822
Net unrealized appreciation of
investments and foreign currency
transactions                                        67,400,162
Accumulated net investment loss                     (1,706,542)
                                             -----------------
Net Assets                                        $339,224,217
==============================================================
Net Asset Value Per Share:
(Based on net asset values
and shares of beneficial
interest outstanding
-- unlimited number of shares
authorized with no par value)
Class A -- $124,971,103/3,098,589                       $40.33
==============================================================
Class B -- $206,465,745/5,362,925                       $38.50
==============================================================
Class C -- $7,787,369/202,269 -- Note A                 $38.50
==============================================================
Maximum Offering Price Per Share*
Class A -- ($40.33/0.95)                                $42.45
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $16,433)                                     $794,532
Interest                                               386,640
Securities lending income -- Note A                     90,864
                                             -----------------
                                                     1,272,036
                                             -----------------
Expenses:
Investment management fee -- Note B                  1,141,741
Distribution and service fee -- Note B
Class A                                                165,741
Class B                                                912,382
Class C                                                 24,136
Transfer agent fee -- Note B                           547,032
Custodian fee                                           60,670
Registration and filing fees                            41,264
Accounting and legal services fee --
Note B                                                  28,005
Auditing fee                                            15,167
Advisory board -- Note B                                14,918
Printing                                                11,238
Trustees' fees                                           6,903
Miscellaneous                                            5,189
Legal fees                                               1,419
                                             -----------------
Total Expenses                                       2,975,805
--------------------------------------------------------------
Net Investment Loss                                 (1,703,769)
--------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold               29,399,713
Net realized loss on foreign currency
transactions                                            (9,025)
Change in net unrealized
appreciation/depreciation of
investments                                         12,284,103
Change in net unrealized
appreciation/depreciation of foreign
currency transactions                                     (472)
                                             -----------------
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                        41,674,319
--------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations                                    $39,970,550
==============================================================

See notes to financial statements.




The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.
The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


Statement of Changes in Net Assets
---------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED
                                            YEAR ENDED          APRIL 30, 2000
                                         OCTOBER 31, 1999        (UNAUDITED)
                                        -----------------     -----------------
Increase (Decrease) in Net Assets
From Operations:
Net investment loss                           ($2,291,611)          ($1,703,769)
Net realized gain (loss) on
investments sold and foreign
currency transactions                          (6,023,839)           29,390,688
Change in net unrealized
appreciation/depreciation of
investments and foreign currency
transactions                                    8,367,386            12,283,631
                                        -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                          51,936            39,970,550
                                        -----------------     -----------------
From Fund Share Transactions -- Net: *         39,104,970            52,287,770
                                        -----------------     -----------------
Net Assets:
Beginning of period                           207,808,991           246,965,897
                                        -----------------     -----------------
End of period (including
accumulated net investment loss
of $2,773 and $1,706,542,
respectively)                                $246,965,897          $339,224,217
                                        =================     =================


* Analysis of Fund Share Transactions:
                                                                                                 SIX MONTHS ENDED
                                                       YEAR ENDED                                 APRIL 30, 2000
                                                    OCTOBER 31, 1999                               (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     3,253,210          $111,435,835             3,050,441          $122,336,314
Less shares repurchased                        (3,023,257)         (103,321,157)           (2,658,253)         (105,904,787)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      229,953            $8,114,678               392,188           $16,431,527
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     2,247,732           $75,438,648             1,613,820           $63,199,535
Less shares repurchased                        (1,398,156)          (46,313,310)             (890,227)          (32,932,180)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      849,576           $29,125,338               723,593           $30,267,355
                                        =================     =================     =================     =================
CLASS C**
Shares sold                                        58,751            $1,916,419               159,477            $6,120,258
Less shares repurchased                            (1,591)              (51,465)              (14,368)             (531,370)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                       57,160            $1,864,954               145,109            $5,588,888
                                       =================     =================     =================     =================

** Class C shares commenced operations on March 1, 1999.

See notes to financial statements.





The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment loss, gains
(losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
-------------------------------------------------------------------------------------------------------------------------------
                                                            PERIOD FROM                                              SIX MONTHS
                                                            SEPTEMBER 1,                                               ENDED
                                  YEAR ENDED AUGUST 31,        1996 TO             YEAR ENDED OCTOBER 31,             APRIL 30,
                                 ------------------------    OCTOBER 31,   --------------------------------------      2000
                                    1995          1996         1996(1)        1997          1998          1999      (UNAUDITED)
                                 ----------    ----------    ----------    ----------    ----------    ----------   -----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $16.51        $21.61        $25.43        $25.11        $30.25        $33.89        $34.28
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net Investment Loss(2)                (0.36)        (0.19)        (0.05)        (0.19)        (0.23)        (0.18)        (0.14)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                           5.46          4.15         (0.27)         6.56          4.38          0.57          6.19
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Total from Investment
Operations                             5.10          3.96         (0.32)         6.37          4.15          0.39          6.05
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Less Distributions:
Distributions from Net
Realized Gain on
Investments Sold and
Foreign Currency
Transactions                             --         (0.14)           --         (1.23)        (0.51)           --            --
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of
Period                               $21.61        $25.43        $25.11        $30.25        $33.89        $34.28        $40.33
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========
Total Investment Return at
Net Asset Value(3)                   30.89%        18.39%        (1.26%)(4)    26.63%        13.91%         1.15%        17.65%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                      $24,394       $42,405        $42,618      $53,122       $83,928       $92,766      $124,971
Ratio of Expenses to Average
Net Assets                            2.56%         1.80%         1.92%(5)      1.68%         1.61%         1.60%         1.56%(5)
Ratio of Net Investment Loss
to Average Net Assets                (1.99%)       (0.75%)       (1.04%)(5)    (0.71%)       (0.71%)       (0.52%)       (0.70%)(5)
Portfolio Turnover Rate                 38%           68%           24%           57%           39%           61%           81%

CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $16.46        $21.35        $24.94        $24.60        $29.40        $32.69        $32.83
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net Investment Loss(2)                (0.55)        (0.34)        (0.08)        (0.37)        (0.45)        (0.41)        (0.26)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                           5.44          4.07         (0.26)         6.40          4.25          0.55          5.93
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Total from Investment
Operations                             4.89          3.73         (0.34)         6.03          3.80          0.14          5.67
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Less Distributions:
Distributions from Net
Realized Gain on
Investments Sold and
Foreign Currency
Transactions                             --         (0.14)           --         (1.23)        (0.51)           --            --
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of
Period                               $21.35        $24.94        $24.60        $29.40        $32.69        $32.83        $38.50
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========
Total Investment Return at
Net Asset Value(3)                   29.71%        17.53%        (1.36%)(4)    25.76%        13.11%         0.43%        17.27%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                       $6,333       $36,591       $37,521       $53,436      $123,880      $152,323      $206,466
Ratio of Expenses to Average
Net Assets                            3.45%         2.42%         2.62%(5)      2.38%         2.31%         2.30%         2.26%(5)
Ratio of Net Investment Loss
to Average Net Assets                (2.91%)       (1.33%)       (1.74%)(5)    (1.41%)       (1.41%)       (1.22%)       (1.40%)(5)
Portfolio Turnover Rate                 38%           68%           24%           57%           39%           61%           81%




Financial Highlights (continued)
-----------------------------------------------------------------
                                    PERIOD FROM
                                  MARCH 1, 1999
                               (COMMENCEMENT OF  SIX MONTHS ENDED
                                 OPERATIONS) TO    APRIL 30, 2000
                               OCTOBER 31, 1999       (UNAUDITED)
                               ----------------  ----------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $33.94            $32.83
                                  -------------     -------------
Net Investment Loss(2)                    (0.28)            (0.27)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                              (0.83)             5.94
                                  -------------     -------------
Total from Investment
Operations                                (1.11)             5.67
                                  -------------     -------------
Net Asset Value, End of
Period                                   $32.83            $38.50
                                  =============     =============
Total Investment Return at
Net Asset Value(3)                       (3.27%)(4)        17.27%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,877            $7,787
Ratio of Expenses to Average
Net Assets                                2.40%(5)          2.26%(5)
Ratio of Net Investment Loss
to Average Net Assets                    (1.30%)(5)        (1.43%)(5)
Portfolio Turnover Rate                     61%               81%

(1) Effective October 31, 1996, the fiscal year end changed from August
    31 to October 31.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

See notes to financial statements.





Schedule of Investments
April 30, 2000 (Unaudited)
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Health Sciences Fund on April 30, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                          NUMBER OF        MARKET
ISSUER, DESCRIPTION                                        SHARES           VALUE
-------------------                                      ----------     ------------
COMMON STOCKS
Chemicals -- Specialty (3.41%)
Agilent Technologies, Inc.*                                  13,000       $1,152,125
PE Corp.-PE Biosystems Group                                 55,000        3,300,000
Waters Corp.*                                                75,000        7,106,250
                                                                        ------------
                                                                          11,558,375
                                                                        ------------
Drugs -- Biotechnology (16.48%)
Affymetrix, Inc.*                                             4,000          540,250
Alexion Pharmaceuticals, Inc.*                               20,000          892,500
Alkermes, Inc.*                                              40,000        2,130,000
Allergan Specialty Therapeutics, Inc. (Class A)*             75,000        1,068,750
Amgen, Inc.*                                                110,000        6,160,000
Amylin Pharmaceuticals, Inc.*                                45,000          469,688
Biogen, Inc.*                                                80,000        4,705,000
COR Therapeutics, Inc.*                                      30,000        2,285,625
Diversa Corp.*                                               30,000          810,000
Exelixis, Inc.*                                              32,900          627,156
Gene Logic, Inc.*                                            30,000          806,250
Genentech, Inc.*                                             17,500        2,047,500
Genzyme Corp.*                                               40,000        1,952,500
Gilead Sciences, Inc.*                                       37,500        2,032,031
Human Genome Sciences, Inc.*                                 15,000        1,148,437
ICOS Corp.*                                                  55,000        2,213,750
IDEC Pharmaceuticals Corp.*                                  15,000          960,000
Immunex Corp.*                                               50,000        1,968,750
Integra LifeSciences Holdings*                               30,000          339,375
Invitrogen Corp.*                                            35,000        2,183,125
Ligand Pharmaceuticals, Inc. (Class B)*                      75,000          989,062
Maxygen, Inc.*                                               15,000          627,188
Medimmune, Inc.*                                             17,500        2,798,906
Millenium Pharmaceuticals, Inc.*                             30,000        2,381,250
NPS Pharmaceuticals, Inc.*                                  150,000        1,950,000
PRAECIS Pharmaceuticals, Inc.*                              150,000        2,231,250
Protein Design Labs, Inc.*                                   12,500        1,268,750
QLT PhotoTherepeutics, Inc. (Canada)*                        85,000        4,722,813
Titan Pharmaceuticals, Inc.*                                 90,000        2,880,000
Visible Genetics, Inc. (Canada)*                             20,000          733,750
                                                                        ------------
                                                                          55,923,656
                                                                        ------------
Drugs -- Diversified (16.14%)
Abbott Laboratories                                          45,000        1,729,687
ALZA Corp.*                                                  77,500        3,414,844
American Home Products Corp.                                170,000        9,551,875
Bristol-Myers Squibb Co.                                    183,500        9,622,281
Dura Pharmaceuticals, Inc.*                                  60,000          780,000
Inhale Therapeutic Systems, Inc.*                            35,000        2,165,625
Johnson & Johnson                                           125,000       10,312,500
King Pharmaceuticals, Inc.*                                  50,000        2,468,750
Pharmacia Corp.                                              85,000        4,244,687
Warner-Lambert Co.                                           92,000       10,470,750
                                                                        ------------
                                                                          54,760,999
                                                                        ------------
Drugs -- Major -- Domestic (10.77%)
Lilly (Eli) & Co.                                            55,000        4,252,188
Merck & Co., Inc.                                           205,000       14,247,500
Pfizer, Inc.                                                160,000        6,740,000
Schering-Plough Corp.                                       280,000       11,287,500
                                                                        ------------
                                                                          36,527,188
                                                                        ------------
Drugs -- Major -- International (9.37%)
AstraZeneca Group Plc, American  Depositary
Receipts (ADR)  (United Kingdom)                             60,000        2,527,500
Elan Corp. Plc (ADR) (Ireland)*                              70,000        3,001,250
Glaxo Wellcome Plc (ADR)  (United Kingdom)                   60,000        3,768,750
OXiGENE, Inc.*                                               40,000          557,500
Roche Holding AG (Switzerland)                                  350        3,655,156
Sanofi -- Synthelabo SA (France)*                            32,500        1,212,853
Shire Pharmaceuticals Group Plc  (United
Kingdom)*                                                   180,000        2,550,286
SmithKline Beecham Plc (ADR)  (United Kingdom)              115,000        7,906,250
Teva Pharmaceutical Industries Ltd.  (ADR)
(Israel)                                                    150,000        6,600,000
                                                                        ------------
                                                                          31,779,545
                                                                        ------------
Drugs -- Specialty (7.42%)
Allergan, Inc.                                              175,000       10,303,125
Alpharma, Inc. (Class A)                                     90,000        3,476,250
Forest Laboratories, Inc.*                                  110,000        9,246,875
SICOR, Inc.*                                                 50,000          565,625
Watson Pharmaceutical, Inc.*                                 35,000        1,572,813
                                                                        ------------
                                                                          25,164,688
                                                                        ------------
Drugs & Sundries -- Wholesale (3.30%)
Cardinal Health, Inc.                                       115,000        6,332,187
Express Scripts, Inc. (Class A)*                             50,000        1,787,500
Syncor International Corp.*                                  75,000        3,093,750
                                                                        ------------
                                                                          11,213,437
                                                                        ------------
Healthcare -- Management (3.29%)
Accredo Health, Inc.*                                        55,000        1,546,875
Columbia/HCA Healthcare Corp.                               110,000        3,128,125
Health Management Associates, Inc.  (Class A)*               70,000        1,115,625
Province Healthcare Co.*                                     75,000        2,165,625
Tenet Healthcare Corp.*                                      50,000        1,275,000
Universal Health Services, Inc.  (Class B)*                  35,000        1,916,250
                                                                        ------------
                                                                          11,147,500
                                                                        ------------
Healthcare -- Software/Services (0.64%)
Allscripts, Inc.*                                            24,500          759,500
eBenX, Inc.*                                                 65,000        1,067,422
XCare.net, Inc.*                                             60,000          352,500
                                                                        ------------
                                                                           2,179,422
                                                                        ------------
Insurance (5.53%)
CIGNA Corp.                                                  77,500        6,180,625
Trigon Healthcare, Inc.*                                     45,000        1,617,188
United HealthCare Corp.                                      92,300        6,155,256
Wellpoint Health Networks, Inc.*                             65,000        4,793,750
                                                                        ------------
                                                                          18,746,819
                                                                        ------------
Medical Devices and Products (16.13%)
ArthroCare Corp.*                                            10,000        1,018,750
Bausch & Lomb, Inc.                                          60,000        3,622,500
Baxter International, Inc.                                  125,000        8,140,625
Biomet, Inc.                                                 65,000        2,319,687
Cyberonics, Inc.*                                            30,000          611,250
Cytyc Corp.*                                                 37,500        1,678,125
Edwards Lifesciences Corp.*                                  50,000          750,000
Guidant Corp.*                                              115,000        6,598,125
Luminex Corp.*                                               20,000          372,500
Medtronic, Inc.                                             200,000       10,387,500
Mettler-Toledo International, Inc.*                          27,500          948,750
Nycomed Amersham Plc  (United Kingdom)                      160,000        1,220,650
Packard BioScience Co.*                                     200,000        2,387,500
PerkinElmer, Inc.                                            32,500        1,779,375
Physiometrix, Inc.*                                          50,000          787,500
Quidel Corp.*                                                50,000          400,000
Stryker Corp.                                               125,000        8,984,375
Techne Corp.*                                                13,000          924,625
Varian Medical Systems, Inc.*                                45,000        1,800,000
                                                                        ------------
                                                                          54,731,837
                                                                        ------------
Pollution Control (0.31%)
Stericycle, Inc.*                                            50,000        1,050,000
                                                                        ------------
Retail -- Drug Stores (1.39%)
CVS Corp.                                                    67,500        2,936,250
Walgreen Co.                                                 63,000        1,771,875
                                                                        ------------
                                                                           4,708,125
                                                                        ------------
TOTAL COMMON STOCKS
(Cost $252,090,925)                                         (94.18%)     319,491,591
                                                          ---------     ------------

                                           INTEREST       PAR VALUE
                                             RATE      (000s OMITTED)
                                             ----       ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (8.40%)
Investment in a joint repurchase
agreement transaction with  SBC
Warburg, Inc. -- Dated  04-28-00, due
05-01-00 (Secured by U.S. Treasury
Bonds, 7.875% and 8.875%,  due
08-15-17 and 02-15-21)  -- Note A            5.73%          $28,505       28,505,000
                                                          ---------     ------------
Cash Equivalents (13.20%)
Navigator Securities Lending  Prime
Portfolio**                                                  44,778       44,778,455
                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS                                (21.60%)      73,283,455
                                                          ---------     ------------
TOTAL INVESTMENTS                                          (115.78%)     392,775,046
                                                          ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                           (15.78%)     (53,550,829)
                                                          ---------     ------------
TOTAL NET ASSETS                                           (100.00%)    $339,224,217
                                                          =========     ============

 * Non-income producing security.

** Represents investment of security lending collateral -- Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration (Unaudited)
-------------------------------------------------------------------------
The Health Sciences Fund invests primarily in equity securities of issuers in the health care industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at April 30, 2000 assigned to the various country categories.

                                       MARKET VALUE
                                    AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION                 NET ASSETS
-----------------------                 ----------
Canada                                       1.61%
France                                       0.36
Ireland                                      0.88
Israel                                       1.94
Switzerland                                  1.08
United Kingdom                               5.30
United States                               83.01
Short-Term Investments                      21.60
                                          -------
TOTAL INVESTMENTS                          115.78%
                                          =======



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Health Sciences Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Health Sciences Fund (the "Fund"), John Hancock European Equity Fund and John Hancock Pacific Basin Equities Fund. Prior to March 1, 2000, the Fund was known as John Hancock Global Health Sciences Fund. The other series of the Trust are reported in separate financial statements. The investment objective of the Fund is long-term capital appreciation through investments in a portfolio consisting primarily of equity securities of issuers in the health-care industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1.00% up-front sales charge.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes which are accrued as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1999, the Fund had $6,190,367 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distribution will be made. The Fund's carryforwards expire as follow: October 31, 2006 -- $1,300,348 and October 31, 2007 --
$4,890,019.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2000, the Fund loaned securities having a market value of $43,215,391 collateralized by cash in the amount of $44,778,455, which was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

At April 30, 2000, open forward foreign currency exchange contracts were as follows:

                    PRINCIPAL AMOUNT     EXPIRATION      UNREALIZED
CURRENCY         COVERED BY CONTRACT           DATE    DEPRECIATION
--------         -------------------     ----------    ------------
BUYS
Pound Sterling               256,964         May 00          $6,115
                                                       ============


FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At April 30, 2000, there were no open positions in financial futures contracts.

OPTIONS The Fund may purchase or write options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

The Fund may use options contracts to manage its exposure to changing security prices. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

At April 30, 2000, there were no written option transactions.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE SERVICES
AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and
(b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 2000, net sales charges received with regard to Class A shares amounted to $202,383. Out of this amount, $41,423 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $82,231 was paid as sales commissions to sales personnel of unrelated broker-dealers and $78,729 was paid as sales commissions to personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $382,710.

Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 2000, contingent deferred sales charges amounted to $2,219.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health care developments, for which the Fund pays the advisory board a fee.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 2000, aggregated
$267,874,078 and $231,230,740, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 2000.

The cost of investments (including short-term investments) owned at April 30, 2000 for federal income tax purposes was $325,766,708. Gross unrealized appreciation and depreciation of investments aggregated $85,172,621 and $18,164,283, respectively, resulting in net unrealized appreciation of $67,008,338.



[THIS PAGE INTENTIONALLY LEFT BLANK]



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[THIS PAGE INTENTIONALLY LEFT BLANK]



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right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291 1-800-554-6713 (TDD)
Internet: www.jhfunds.com

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PAID
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Permit No. 75

This report is for the information of shareholders of the John Hancock Health Sciences Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

280SA  4/00
       6/00






The latest report from your
Fund's management team

SEMIANNUAL REPORT

Pacific Basin
Equities Fund

APRIL 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
Indocam Asia Advisers Limited
One Exchange Square
Hong Kong

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and
Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

Over the last six months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down nearly 25% from its high by the end of April.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak.

While the battle between old and new rages on, several things are clear:
More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY AYAZ EBRAHIM FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin Equities Fund

Asia's future looks bright as fund
posts solid returns for the period

Asian markets continued on their road to recovery over the past six months. With economic growth picking up throughout the region and financial restructuring taking hold, it became clear to investors that Asia's financial crisis was finally over. In the past six months, we've seen economic growth rates reach 4% to 7% in many countries throughout Asia. Even with the upswing in economic activity, however, inflationary pressures have remained under control. Solid economic growth combined with tame inflation fueled the strong performance of Pacific Basin stocks over the past six months.

Fund performance

John Hancock Pacific Basin Equities Fund posted outstanding returns during the period, outpacing its peers. For the six months ended April 30, 2000, the Fund's Class A, Class B and Class C shares returned 21.48%, 21.05% and 21.05%, respectively, at net asset value. By comparison, the average Pacific region fund returned 11.92%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"...we've seen
 economic
 growth rates
 reach 4% to
 7% in many
 countries
 throughout
 Asia."

Performance review

Essentially what drove the Fund's strong performance was our more positive view on Asian recovery. Since late 1998, we've firmly held the view that an Asian recovery was on the horizon, while many of our competitors were more defensive, given their skepticism about the region's ability to cope with the daunting financial and structural reforms. As a result, we focused our portfolio on more aggressive growth stocks, which have rebounded sharply in the latest market rally.

In particular, we directed our investments toward high-tech/electronics companies. With the trend toward information technology expanding throughout Asia, these stocks have turned in a strong performance during the past six months, despite a sharp pullback in March and April. As you take a closer look at our investments country by country, you'll notice that high-tech/electronics stocks have been a common theme across the portfolio during the period.

[Pie chart at top left hand column with heading "Portfolio
Diversification." The chart is divided into ten sections (from top to left): Australia 1%, Short-Term Investments & Other 1%, South Korea 9%, Taiwan 11%, Singapore 9%, Philippines 1%, Malaysia 5%, Japan 42%,
India 1% and Hong Kong 20%. A note below the chart reads "As a percentage of net assets on April 30, 2000."]

With the exception of Malaysia, our primary emphasis has been on the more developed countries in northern Asia, such as Japan, Taiwan and Hong Kong. Many of the smaller, southern countries have been suffering from what we call "reform fatigue." What's more, since the high-tech/electronics leaders tend to be in the north, we felt that the growth prospects were better there.

"...our primary
 emphasis has
 been on
 the more
 developed
 countries in
 northern
 Asia..."

Japan

While Japan's economic recovery has not fully taken hold, many of the recent economic indicators suggest that growth is starting to trend upward. Given that, we are confident that Japan will eventually make a full economic recovery. As a result, we've increased our Japanese holdings to 42% of the Fund's net assets, up from 35% six months ago. Our focus in Japan remains on high-tech/electronics stocks that will benefit not only from the trend toward the expansion of information technology, but also the convergence of multi-media. Our top holdings include Fanuc and Kyocera.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is Pacific Century Regional Developments followed by an up arrow with the phrase "Successful Asian cable and Internet projects." The second listing is Malaysia Pacific Industries followed by an up arrow with the phrase "Booming semiconductor exports." The third listing is Pohang Iron & Steel Co. followed by a down arrow with the phrase "Hurt by investor focus on tech stocks." A note below the table reads
"See 'Schedule of Investments.' Investment holdings are subject to change."]

Hong Kong

After paring back our holdings here just six months ago, we recently upped our Hong Kong weighting to 20% of the Fund's net assets. After the Asian crisis, it took longer for economic growth to return to Hong Kong than some other countries in the region, which is why we had trimmed our investments here last year.

With the solid signs of economic improvement, however, we've recently begun to increase our Hong Kong holdings. Similar to Japan, we've focused on high-tech and electronics stocks such as Li & Fung and QPL International Holdings. We also like Hutchison Whampoa, which controls a significant portion of the telecommunications and retail distribution in Hong Kong.

Taiwan

We also increased our holdings in Taiwan to as high as 13% of the Fund's net assets in March, up from 9% six months ago. Economic growth in Taiwan has been robust and so have electronics exports. In recent months, political volatility has heated up as Taiwan is battling with China over its sovereignty, so we cut our position back to 11%. Nonetheless, we're optimistic about Taiwan's future. Recent additions to the portfolio include Asustek Computer and Vanguard International Semiconductor.

[Bar chart at top of left hand column with heading "Fund
Performance." Under the heading is a note that reads "For the six months ended April 30, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 21.48% total return for John Hancock Pacific Basin
Equities Fund Class A. The second bar represents the 21.05% total return for John Hancock Pacific Basin Equities Fund Class B. The third bar represents the 21.05% total return for John Hancock
Pacific Basin Equities Fund Class C. The fourth bar represents the 11.92% total return for Average Pacific region fund. A note below the chart reads "Total returns for John Hancock Pacific
Basin Equities Fund are at net asset value with all distributions reinvested. The average Pacific region fund is tracked by Lipper, Inc. See the following two pages for historical performance information."]

Malaysia

During the period, we benefited from our strong stake in Malaysia -- at 5% of the portfolio. Malaysia is one of the few countries in the Pacific Region that have been able to fully recapitalize their banking system. What's more, its economy has been growing rapidly at 6% to 7%. Our focus here has been electronics companies such as Malaysian Pacific Industries. We also have sizeable holdings in banks such as Malayan Banking.

Australia

Over the past year, we've been gradually reducing our Australian holdings. In the heat of Asia's financial crisis, Australia was the perfect defensive play. Because its economy is well insulated from Asia's, Australia continued its steady growth and low inflation in the midst of the Asian turmoil. Once the region's recovery began to take hold, however, other countries started to offer better relative value. As a result, we reduced our Australian stake to 1% in favor of stocks with better upside potential.

Outlook

Looking ahead, we remain optimistic about the growth prospects for the region. After such strong stock performance this year, however, we believe that investors should temper their expectations going forward. While Pacific markets still offer strong upside potential, they are likely to post more modest returns for the remainder of 2000 and into next year, especially given the recent tech-stock declines.

"Long term...
 the outlook
 for growth
 in the
 Pacific
 region is
 very
 positive."

Having said that, though, the region's economic picture is still bright. In the short term, interest-rate concerns in the U.S. could cast a shadow over global markets. Long term, however, the outlook for growth in the Pacific region is very positive. With the technology revolution underway, we expect demand for electronics to increase throughout Asia and in the U.S. In addition, consumption will likely continue its upward trend, thanks to pent-up demand and improved consumer confidence. For the time being, we will remain focused on northern Asia, where we believe the growth prospects are the most promising.

-------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper,Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

CLASS A
For the period ended March 31, 2000
                                          ONE         FIVE          TEN
                                         YEAR        YEARS        YEARS
                                        ------       ------       ------
Cumulative Total Returns                80.24%(1)    43.48%      111.48%
Average Annual Total Returns            80.24%(1)     7.49%        7.78%

CLASS B
For the period ended March 31, 2000
                                                                  SINCE
                                          ONE         FIVE      INCEPTION
                                         YEAR        YEARS       (3/7/94)
                                        ------       ------       ------
Cumulative Total Returns                83.38%(1)    43.73%       34.25%
Average Annual Total Returns            83.38%(1)     7.52%        4.98%

CLASS C
For the period ended March 31, 2000
                                                     SINCE
                                          ONE      INCEPTION
                                         YEAR       (3/1/99)
                                        ------      -------
Cumulative Total Returns                85.58%(1)   110.95%
Average Annual Total Returns            85.58%(1)    99.33%

Note to Performance

(1) The Fund's recent returns occurred during an unusual period of performance in certain areas of the market in which the Fund invests.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Pacific Basin Equities Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) Pacific Index -- an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia. In addition, the Fund is compared to the MSCI All Country Pacific Free Index, a regional index comprised of nine developed and emerging-market countries. For future reports, the Adviser has chosen to remove the MSCI Pacific Index, but will continue to compare the Fund's performance to the MSCI All Country Pacific Free Index, which more closely represents the investment strategy of the Fund. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on October 31, 1989, before sales charge, and is equal to $19,103 as of April 30, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $18,147 as of April 30, 2000. The third line represents the MSCI Pacific Index and is equal to $10,234 as of April 30, 2000. The fourth line represents the MSCI All Country Pacific Free Index and is equal to $10,105 as of April 30, 2000.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 7, 1994, before sales charge, and is equal to $11,656 as of April 30, 2000. The second line represents the MSCI Pacific Index and is equal to $10,453 as of April 30, 2000. The third line represents the MSCI All Country Pacific Free Index and is equal to $10,153 as of April 30, 2000.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 1, 1999, before sales charge, and is equal to $18,495 as of April 30, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $18,311 as of April 30, 2000. The third line represents the MSCI Pacific Index and is equal to $14,818 as of April 30, 2000. The fourth line represents the MSCI All Country Pacific Free Index and is equal to $14,795 as of April 30, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Pacific Basin Equities Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common stocks and warrants
(cost -- $70,322,924)                              $83,016,739
Preferred stocks (cost -- $342,863)                    309,656
Short-term investments
(cost -- $8,105,403) -- Note A                       8,105,403
                                             -----------------
                                                    91,431,798
Cash                                                       712
Foreign currency, at value
(cost -- $2,468,366)                                 2,468,081
Receivable for investments sold                      3,167,086
Receivable for forward foreign currency
exchange contracts sold -- Note A                      144,598
Receivable for shares sold                             434,031
Dividends receivable                                   213,176
Other assets                                             4,211
                                             -----------------
Total Assets                                        97,863,693
--------------------------------------------------------------
Liabilities:
Payable for bank borrowings -- Note A                4,540,000
Payable for shares repurchased                         163,028
Payable for securities on loan --
Note A                                               8,105,403
Foreign tax payable                                    304,572
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                               237,844
Accounts payable and accrued expenses                   22,132
                                             -----------------
Total Liabilities                                   13,372,979
--------------------------------------------------------------
Net Assets:
Capital paid-in                                     63,848,467
Accumulated net realized gain on
investments and foreign currency
transactions                                        10,456,277
Net unrealized appreciation of
investments and foreign currency
transactions                                        12,518,257
Accumulated net investment loss                     (2,332,287)
                                             -----------------
Net Assets                                         $84,490,714
==============================================================
Net Asset Value Per Share:
(Based on net asset values and
shares of beneficial interest outstanding
-- unlimited number of shares authorized
with no par value)
Class A -- $34,637,964/2,022,258                        $17.13
==============================================================
Class B -- $48,294,858/2,932,643                        $16.47
==============================================================
Class C -- $1,557,892/94,597 -- Note A                  $16.47
==============================================================
Maximum Offering Price Per Share*
Class A -- ($17.13/0.95)                                $18.03
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $44,764)                                     $362,852
Interest (including income on
securities loaned of $20,974)                           99,030
                                             -----------------
                                                       461,882
                                             -----------------
Expenses:
Investment management fee -- Note B                    362,606
Distribution and service fee -- Note B
Class A                                                 57,877
Class B                                                253,772
Class C                                                  6,562
Transfer agent fee -- Note B                           153,701
Custodian fee                                          112,023
Registration and filing fees                            71,409
Auditing fee                                            15,167
Interest expense -- Note A                              10,333
Accounting and legal services fee --
Note B                                                   8,517
Printing                                                 7,261
Trustees' fees                                           2,164
Miscellaneous                                            1,098
Legal fees                                                 178
                                             -----------------
Total Expenses                                       1,062,668
--------------------------------------------------------------
Net Investment Loss                                   (600,786)
--------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold               14,631,476
Net realized gain on foreign currency
transactions                                           976,380
Change in net unrealized
appreciation/depreciation of
investments                                            593,415
Change in net unrealized
appreciation/depreciation of foreign
currency transactions                                 (115,103)
                                             -----------------
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                        16,086,168
--------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations                                    $15,485,382
==============================================================

See notes to financial statements.





The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.
The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                       YEAR ENDED     APRIL 30, 2000
                                                                    OCTOBER 31, 1999    (UNAUDITED)
                                                                    ----------------  --------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                        ($452,820)      ($600,786)
Net realized gain on investments
sold and foreign currency
transactions                                                               8,685,360      15,607,856
Change in net unrealized
appreciation/depreciation of
investments and foreign currency
transactions                                                              10,410,178         478,312
                                                                        ------------    ------------
Net Increase in Net Assets
Resulting from Operations                                                 18,642,718      15,485,382
                                                                        ------------    ------------
Distributions to Shareholders:
Distributions in excess of net investment income
Class A -- (none and $0.3805 per share, respectively)                             --        (746,702)
Class B -- (none and $0.3004 per share, respectively)                             --        (804,368)
Class C** -- (none and $0.3004 per share, respectively)                           --         (17,273)
                                                                        ------------    ------------
Total Distributions to Shareholders                                               --      (1,568,343)
                                                                        ------------    ------------
From Fund Share Transactions -- Net:*                                     23,810,812         237,079
                                                                        ------------    ------------
Net Assets:
Beginning of period                                                       27,883,066      70,336,596
                                                                        ------------    ------------
End of period (including accumulated net investment loss of $163,158
and $2,332,287, respectively)                                            $70,336,596     $84,490,714
                                                                        ------------    ------------


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                   SIX MONTHS ENDED
                                                         YEAR ENDED                 APRIL 30, 2000
                                                      OCTOBER 31, 1999                (UNAUDITED)
                                                  -------------------------    -------------------------
                                                    SHARES        AMOUNT         SHARES        AMOUNT
                                                  ----------    -----------    ----------   ------------
CLASS A
Shares sold                                        7,531,188    $89,355,732     5,785,343   $102,241,697
Shares issued to shareholders in
reinvestment of distributions                             --             --        45,563        680,253
                                                  ----------    -----------    ----------   ------------
                                                   7,531,188     89,355,732     5,830,906    102,921,950
Less shares repurchased                           (6,960,105)   (81,316,658)   (6,059,505)  (107,541,936)
                                                  ----------    -----------    ----------   ------------
Net increase (decrease)                              571,083     $8,039,074      (228,599)   ($4,619,986)
                                                  ==========    ===========    ==========   ============
CLASS B
Shares sold                                        3,427,833    $41,992,258     1,645,648    $27,998,735
Shares issued to shareholders in
reinvestment of distributions                             --             --        42,572        613,538
                                                  ----------    -----------    ----------   ------------
                                                   3,427,833     41,992,258     1,688,220     28,612,273
Less shares repurchased                           (2,330,940)   (27,119,544)   (1,406,586)   (24,160,987)
                                                  ----------    -----------    ----------   ------------
Net increase                                       1,096,893    $14,872,714       281,634     $4,451,286
                                                  ==========    ===========    ==========   ============
CLASS C**
Shares sold                                          103,934     $1,376,290       278,974     $4,700,353
Shares issued to shareholders in
reinvestment of distributions                             --             --         1,072         15,443
                                                  ----------    -----------    ----------   ------------
                                                     103,934      1,376,290       280,046      4,715,796
Less shares repurchased                              (35,204)      (477,266)     (254,179)    (4,310,017)
                                                  ----------    -----------    ----------   ------------
Net increase                                          68,730       $899,024        25,867       $405,779
                                                  ==========    ===========    ==========   ============

** Class C shares commenced operations on March 1, 1999.

See notes to financial statements.




Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                    YEAR ENDED AUGUST 31,       PERIOD FROM            YEAR ENDED OCTOBER 31,     SIX MONTHS ENDED
                                   ----------------------  SEPTEMBER 1, 1996 TO  -------------------------------   APRIL 30, 2000
                                     1995          1996     OCTOBER 31, 1996(6)    1997       1998        1999       (UNAUDITED)
                                   --------      --------   -------------------  -------    --------    --------     --------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $15.88        $14.11          $14.74         $14.47      $11.63       $8.76       $14.46
                                   --------      --------        --------       --------    --------    --------     --------
Net Investment Income
(Loss)(1)                              0.02(2)      (0.02)          (0.02)         (0.07)       0.02       (0.09)       (0.08)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                          (1.24)         0.65           (0.25)         (2.66)      (2.89)       5.79         3.13
                                   --------      --------        --------       --------    --------    --------     --------
Total from Investment Operations      (1.22)         0.63           (0.27)         (2.73)      (2.87)       5.70         3.05
                                   --------      --------        --------       --------    --------    --------     --------
Less Distributions:
Distributions in Excess of
Net Investment Income                    --            --              --             --          --          --        (0.38)
Dividends from Net Realized
Gain on Investments Sold
and Foreign Currency
Transactions                          (0.55)           --              --          (0.11)         --          --           --
                                   --------      --------        --------       --------    --------    --------     --------
Total Distributions                   (0.55)           --              --          (0.11)         --          --        (0.38)
                                   --------      --------        --------       --------    --------    --------     --------
Net Asset Value, End of
Period                               $14.11        $14.74          $14.47         $11.63       $8.76      $14.46       $17.13
                                   ========      ========        ========       ========    ========    ========     ========
Total Investment Return at
Net Asset Value(3)                   (7.65%)        4.47%          (1.83%)(4)    (19.03%)    (24.68%)     65.07%       21.48%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                      $37,417       $41,951         $38,694         21,109     $14,717     $32,554      $34,638
Ratio of Expenses to Average
Net Assets                            2.05%         1.97%           2.21%(5)       2.06%       2.46%       2.37%        1.92%(5,7)
Ratio of Net Investment
Income (Loss) to Average
Net Assets                            0.13%(3)     (0.15%)         (0.83%)(5)     (0.49%)      0.22%      (0.77%)      (0.93%)(5)
Portfolio Turnover Rate                 48%           73%             15%           118%        230%        174%         112%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                    YEAR ENDED AUGUST 31,       PERIOD FROM            YEAR ENDED OCTOBER 31,     SIX MONTHS ENDED
                                   ----------------------  SEPTEMBER 1, 1996 TO  -------------------------------   APRIL 30, 2000
                                     1995          1996     OCTOBER 31, 1996(6)    1997       1998        1999       (UNAUDITED)
                                   --------      --------   -------------------  -------    --------    --------     --------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $15.84        $13.96          $14.49         $14.20      $11.32       $8.47       $13.89
                                    -------      --------        --------        -------     -------    --------     --------
Net Investment Loss(1)                (0.09)        (0.13)          (0.04)         (0.18)      (0.04)      (0.17)       (0.14)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                          (1.24)         0.66           (0.25)         (2.59)      (2.81)       5.59         3.02
                                    -------      --------        --------        -------     -------    --------     --------
Total from Investment Operations      (1.33)         0.53           (0.29)         (2.77)      (2.85)       5.42         2.88
                                    -------      --------        --------        -------     -------    --------     --------
Less Distributions:
Distributions in Excess of
Net Investment Income                    --            --              --             --          --          --        (0.30)
Dividends from Net Realized
Gain on Investments Sold
and Foreign Currency
Transactions                          (0.55)           --              --          (0.11)         --          --           --
                                    -------      --------        --------        -------     -------    --------     --------
Total Distributions                   (0.55)           --              --          (0.11)         --          --        (0.30)
                                    -------      --------        --------        -------     -------    --------     --------
Net Asset Value, End of
Period                               $13.96        $14.49          $14.20         $11.32       $8.47      $13.89       $16.47
                                    =======      ========        ========        =======     =======    ========     ========
Total Investment Return at
Net Asset Value(3)                   (8.38%)        3.80%          (2.00%)(4)    (19.67%)    (25.18%)     63.99%       21.05%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                      $14,368       $32,342         $30,147        $17,320     $13,166     $36,828      $48,295
Ratio of Expenses to Average
Net Assets                            2.77%         2.64%           2.90%(5)       2.76%       3.16%       3.07%        2.62%(5,7)
Ratio of Net Investment Loss
to Average Net Assets                (0.66%)       (0.86%)         (1.52%)(5)     (1.19%)     (0.48%)     (1.47%)      (1.62%)(5)
Portfolio Turnover Rate                 48%           73%             15%           118%        230%        174%         112%




Financial Highlights (continued)
-----------------------------------------------------------------------------------------
                                                       PERIOD FROM
                                                      MARCH 1, 1999
                                                    (COMMENCEMENT OF     SIX MONTHS ENDED
                                                     OPERATIONS) TO       APRIL 30, 2000
                                                    OCTOBER 31, 1999        (UNAUDITED)
                                                    ----------------     ----------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                                      $9.09               $13.89
                                                    ----------------     ----------------
Net Investment Loss(1)                                         (0.13)               (0.14)
Net Realized and Unrealized
Gain on Investments and
Foreign Currency
Transactions                                                    4.93                 3.02
                                                    ----------------     ----------------
Total from Investment Operations                                4.80                 2.88
                                                    ----------------     ----------------
Less Distributions:
Distributions in Excess of
Net Investment Income                                             --                (0.30)
                                                    ----------------     ----------------
Net Asset Value, End of Period                                $13.89               $16.47
                                                    ================     ================
Total Investment Return at
Net Asset Value(3)                                            52.81%(4)            21.05%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                                                  $955               $1,558
Ratio of Expenses to Average
Net Assets                                                     3.14%(5)             2.62%(5,7)
Ratio of Net Investment Loss
to Average Net Assets                                         (1.76%)(5)           (1.61%)(5)
Portfolio Turnover Rate                                         174%(4)              112%

(1) Based on the average of the shares outstanding at the end of each month.

(2) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

(6) Effective October 31, 1996, the fiscal year end changed from August
    31 to October 31.

(7) Expense ratios do not include interest expense due to bank loans, which amounted to less than 0.01%.

See notes to financial statements.





Schedule of Investments
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Pacific Basin Equities Fund on April 30, 2000. It's divided into four main categories: common stocks, warrants, preferred stocks and short-term investments. Common stocks, warrants and preferred stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION                                                      SHARES           VALUE
-------------------                                                    ----------     ------------
COMMON STOCKS
Australia (0.74%)
Computershare Ltd. (Computers)                                             21,480          $87,647
Energy Developments Ltd. (Utilities)                                       16,550           78,868
Gradipore Ltd.* (Medical)                                                  11,451           39,456
Lend Lease Corp. Ltd. (Finance)                                             7,800           84,526
Westpac Banking Corp. Ltd.  (Banks -- Foreign)                             53,000          338,305
                                                                                      ------------
                                                                                           628,802
                                                                                      ------------
China (0.48%)
Shandong International Power  Development Co.
Ltd.* (Utilities)                                                       3,960,000          401,633
                                                                                      ------------
Hong Kong (19.53%)
Asia Satellite Telecommunications  Holdings Ltd.
(Telecommunications)                                                      115,000          359,504
Brilliance China Automotive  Holdings Ltd.*
(Automobile/Trucks)                                                     1,414,000          228,732
Cheung Kong Holdings Ltd.  (Real Estate
Operations)                                                               104,000        1,241,719
China Telecom Ltd.*  (Telecommunications)                                 140,000        1,002,028
Citic Pacific Ltd.  (Diversified Operations)                              130,000          597,494
Dah Sing Financial Group (Finance)                                         46,400          181,687
Giordana International Ltd. (Retail)                                      700,000        1,145,817
Guoco Group Ltd. (Finance)                                                308,000          717,686
Hongkong Electric Holdings Ltd.  (Utilities)                              130,000          406,396
Hongkong Land Holdings Ltd.  (Real Estate
Operations)                                                               340,000          516,800
HSBC Holdings Plc (Banks -- Foreign)                                      150,000        1,680,211
Hutchison Whampoa Ltd.  (Diversified Operations)                          183,000        2,654,830
JCG Holdings Ltd. (Finance)                                               862,000          448,197
Legend Holdings Ltd. (Computers)                                          378,000          436,759
Li & Fung Ltd.  (Business Services -- Misc.)                              320,000        1,248,909
Next Media Ltd.* (Printing -- Commercial)                               4,888,000          972,680
QPL International Holdings Ltd.*  (Electronic
Components -- Misc.)                                                      567,000          800,724
Swire Pacific Ltd. (Diversified Operations)                               123,000          694,808
Television Broadcasts Ltd. (Media)                                         79,000          540,075
Yuxing Infotech Holdings Ltd.* (Computers)                                754,000          629,205
                                                                                      ------------
                                                                                        16,504,261
                                                                                      ------------
India (0.77%)
Indocam Himalayan Fund NV  (Finance)                                       30,000          654,000
                                                                                      ------------
Japan (41.56%)
Enix Corp. (Computers)                                                     10,600          577,031
Enix Corp. (New Shares)* (Computers)                                        5,300          288,515
Fanuc Ltd. (Electronic Components --  Misc.)                               26,600        2,787,687
Fast Retailing Co. Ltd. (Retail)                                            4,000        1,762,718
Fujitsu Ltd. (Computers)                                                   50,000        1,416,470
Fujitsu Systems Construction Ltd.
(Telecommunications)                                                       51,000          528,815
Japan Business Computer Co., Ltd.  (Computers)                             19,000          886,544
Kao Corp. (Cosmetics & Personal Care)                                      21,000          639,633
Kyocera Corp.  (Electronic Components -- Misc.)                            15,700        2,626,478
Murata Manufacturing Co., Ltd.  (Electronics
Components -- Misc.)                                                       11,000        2,138,592
NEC Corp. (Electronic Products -- Misc.)                                   87,000        2,368,004
Nihon Unisys, Ltd. (Computers)                                             13,000          302,088
Nikko Securities Co., Ltd. (The)  (Broker
Services)                                                                 292,000        3,446,744
Nintendo Co., Ltd. (Leisure)                                                5,600          933,204
Nippon Telegraph & Telephone Corp.
(Telecommunications)                                                           59          731,935
NTT Mobile Communication Network, Inc.
(Telecommunications)                                                           68        2,272,647
Orix Corp. (Leasing Companies)                                              9,860        1,407,593
Ryohin Keikaku Co., Ltd. (Retail)                                           6,100        1,132,296
Sanyo Electric Co., Ltd.  (Electronic Products --
Misc.)                                                                    146,000          974,550
Seven-Eleven Japan Co., Ltd. (Retail)                                      18,000        2,216,359
Softbank Corp. (Computers)                                                  1,500          369,393
Softbank Corp. (New Shares)*  (Computers)                                   3,000          741,564
Sony Corp. (Electronic Products -- Misc.)                                  18,500        2,125,492
Sony Corp. (New Shares)*  (Electronic Products --
Misc.)                                                                     18,500        2,140,906
Toyota Motor Corp. (Automobile/Trucks)                                      6,000          298,292
                                                                                      ------------
                                                                                        35,113,550
                                                                                      ------------
Malaysia (4.91%)
AMMB Holdings Berhad  (Banks -- Foreign)                                  230,000          871,579
Computer Systems Advisers Berhad  (Computers)                             176,000          727,158
K & N Kenanga Berhad  (Broker Services)                                   818,000          615,653
Malayan Banking Berhad  (Banks -- Foreign)                                 85,000          353,421
Malaysian Pacific Industries Berhad  (Electronic
Components -- Misc.)                                                       70,000          782,895
Mesiniaga Berhad* (Computers)                                             285,000          795,000
                                                                                      ------------
                                                                                         4,145,706
                                                                                      ------------
Philippines (0.84%)
Bank of the Philippine Islands*  (Banks --
Foreign)                                                                   70,000          156,837
La Tondena Distillers, Inc. (Beverages)                                   105,000           69,941
Manila Electric Co. (Utilities)                                           270,000          483,953
                                                                                      ------------
                                                                                           710,731
                                                                                      ------------
Singapore (8.81%)
DBS Group Holdings Ltd.  (Banks -- Foreign)                               104,000        1,432,171
Flextech Holdings Ltd.  (Electronic Components --
Misc.)                                                                  1,338,000        1,136,888
MediaRing.com Ltd.*  (Telecommunications)                                 155,000           67,214
NatSteel Electronics Ltd.  (Electronic Components
-- Misc.)                                                                  50,000          287,137
NatSteel Ltd. (Steel)                                                     200,000          489,892
Overseas-Chinese Banking Corp. Ltd.  (Banks --
Foreign)                                                                   65,000          445,649
Overseas Union Bank Ltd.  (Banks -- Foreign)                              100,000          457,076
Pacific Century Regional Developments  Ltd.*
(Real Estate Operations)                                                  213,000        1,772,400
Singapore Press Holdings Ltd.  (Printing --
Commercial)                                                                10,000          195,722
Singapore Technologies Engineering Ltd.
(Engineering/R&D Services)                                                821,000        1,154,644
                                                                                      ------------
                                                                                         7,438,793
                                                                                      ------------
South Korea (8.98%)
Hanaro Telecom, Inc.,  American Depositary
Receipts (ADR)*  (Telecommunications)                                      24,300          191,363
Housing & Commercial Bank*  (Banks -- Foreign)                             28,766          492,502
Korea Telecom Corp. (ADR)*  (Telecommunications)                           40,370        1,392,765
Pohang Iron & Steel Co. Ltd. (Steel)                                        8,000          625,727
Samsung Electronics Co.  (Electronic Products --
Misc.)                                                                     12,965        3,504,843
Shinhan Bank (Banks -- Foreign)                                            46,930          450,376
Shinsegae Department Store Co.  (Retail)                                    9,990          375,385
SK Corp. (Oil & Gas)                                                       29,350          554,073
                                                                                      ------------
                                                                                         7,587,034
                                                                                      ------------
Taiwan (10.53%)
Asustek Computer, Inc. (Computers)                                         97,000        1,074,783
Hon Hai Precision Industry Co., Ltd.*
(Electronic Products -- Misc.)                                            196,000        1,889,851
Quanta Computer, Inc. (Computers)                                          55,000          427,848
Synnex Technology International Corp.
(Computers)                                                                90,000          608,923
Taishin International Bank* (Banks -- Foreign)                             68,040           35,360
Taiwan Semiconductor Manufacturing  Co., Ltd.*
(Electronic  Components -- Misc.)                                         365,000        2,350,221
Vanguard International Semiconductor  Corp.*
(Electronic Components -- Misc.)                                          170,000          263,932
Winbond Electronics Corp., Global  Depositary
Receipts* (Computers) (R)                                                  40,780        1,270,297
Yageo Corp.  (Electronic Components -- Misc.)                             600,000          976,630
                                                                                      ------------
                                                                                         8,897,845
                                                                                      ------------
Thailand (0.44%)
BEC World Pcl (Media)                                                      28,000          183,896
Golden Land Property Development Pcl*  (Real
Estate Operations)                                                        861,000          185,477
                                                                                      ------------
                                                                                           369,373
                                                                                      ------------
TOTAL COMMON STOCKS
(Cost $69,730,312)                                                        (97.59%)      82,451,728
                                                                          -------     ------------
WARRANTS
Malaysia (0.67%)
AMMB Holdings Berhad*  (Banks -- Foreign)                                 639,000          565,011
                                                                                      ------------
TOTAL WARRANTS
(Cost $592,612)                                                            (0.67%)         565,011
                                                                          -------     ------------
TOTAL COMMON STOCKS
AND WARRANTS
(Cost $70,322,924)                                                        (98.26%)      83,016,739
                                                                          -------     ------------
PREFERRED STOCKS
Australia (0.33%)
News Corp. Ltd. (The) (Media)                                              26,000          279,689
                                                                                      ------------
Taiwan (0.04%)
Taishin International Bank  (Banks -- Foreign)                             93,555           29,967
                                                                                      ------------
TOTAL PREFERRED STOCKS
(Cost $342,863)                                                            (0.37%)         309,656
                                                                          -------     ------------

                                                                         PAR VALUE       MARKET
ISSUER, DESCRIPTION                                                   (000s OMITTED)      VALUE
-------------------                                                    ------------   ------------
SHORT-TERM INVESTMENTS
Non-Cash Security Lending Collateral (3.50%)
U.S. Treasury Bonds 3.875%  thru
10.375%, due 11-15-12  thru 04-15-29,
and U.S.  Treasury Notes 3.375%  thru
6.625%, due 06-30-01  thru 01-15-09**                                      $2,962        2,962,003
                                                                                      ------------
Cash Equivalents (6.09%)
Navigator Securities Lending  Prime
Portfolio**                                                                 5,143        5,143,400
                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS                                               (9.59%)       8,105,403
                                                                        ---------     ------------
TOTAL INVESTMENTS                                                        (108.22%)      91,431,798
                                                                        ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                          (8.22%)      (6,941,084)
                                                                        ---------     ------------
TOTAL NET ASSETS                                                         (100.00%)     $84,490,714
                                                                        =========     ============

  * Non income-producing security.

 ** Represents investment of security lending collateral -- Note A.

(R) Security is exempt from registration under rule 144A of the Securities and Exchange Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,270,297 as of April
    30, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
April 30, 2000 (Unaudited)
----------------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at April 30, 2000, assigned to the various investment categories.

                                        MARKET VALUE
                                       OF SECURITIES
                                      AS A PERCENTAGE
INVESTMENT CATEGORIES                  OF NET ASSETS
---------------------                 ---------------
Automobile/Trucks                            0.62%
Banks -- Foreign                             8.65
Beverages                                    0.08
Broker Services                              4.81
Business Services -- Misc.                   1.48
Computers                                   12.59
Cosmetics & Personal Care                    0.76
Diversified Operations                       4.67
Electronic Components -- Misc.              16.75
Electronic Products -- Misc.                15.39
Engineering/R&D Services                     1.37
Finance                                      2.47
Leasing Companies                            1.67
Leisure                                      1.10
Media                                        1.19
Medical                                      0.05
Oil & Gas                                    0.66
Printing -- Commercial                       1.38
Real Estate Operations                       4.40
Retail                                       7.85
Steel                                        1.32
Telecommunications                           7.75
Utilities                                    1.62
Short-Term Investments                       9.59
                                          -------
TOTAL INVESTMENTS                          108.22%
                                          =======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Pacific Basin Equities Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Pacific Basin Equities Fund (the "Fund"), John Hancock European Equity Fund and John Hancock Health Sciences Fund. Prior to March 1, 2000, John Hancock Health Sciences Fund was known as John Hancock Global Health Sciences Fund. The other two series of the Trust are reported in separate financial statements. The Fund's investment objective is to seek long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1.00% up-front sales charge.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1999, the Fund had $5,120,554 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distribution will be made. The Fund's entire carryforward expires on October 31, 2006 -- $5,120,554.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The maximum loan balance outstanding during the period amounted to $4,540,000. The annualized interest rate charged during the period ranged from 6.19% thru 6.81%. At April 30, 2000, the Fund had an outstanding loan balance of $4,540,000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2000 the Fund loaned securities having a market value of $6,500,634 collateralized by cash and securities in the amount of $8,105,403 .

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

At April 30, 2000, open forward foreign currency exchange contracts for the Fund were as follows:

                   PRINCIPAL AMOUNT     EXPIRATION      UNREALIZED
CURRENCY        COVERED BY CONTRACT           DATE    APPRECIATION
--------        -------------------     ----------    ------------
SELLS
Japanese Yen          2,021,230,000         May 00        $144,272
Singapore Dollar            950,000         May 00             326
                                                       -----------
                                                          $144,598
                                                       ===========

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada. The Fund and the Adviser had a sub-advisory contract with John Hancock Advisers International Limited ("JHAI") and one with Indosuez Asia Advisers Limited ("IAAL"), under which both sub-advisers, subject to the review of the Trustees and overall supervision of the Adviser, provided the Fund with investment management services and advice with respect to the portion of the Fund's assets invested in countries other than the United States and Canada. As of March 1, 2000, the Adviser terminated its contract with JHAI so that currently IAAL is the Fund's sole sub-adviser.

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and
(b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

The Adviser pays IAAL quarterly a subadvisory fee at the annual rate of
(a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 40% percent of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000). The Adviser paid JHAI a subadvisory fee at an annual rate of 0.50% of the Fund's average net assets through February 29, 2000. As of September 1, 1994, JHAI had limited its fee to 0.05% of average daily net assets. The Fund is not responsible for payment of the sub-advisers' fees.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 2000, net sales charges received with regard to sales of Class A shares amounted to $38,315. Of this amount, $2,754 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,395 was paid as sales commissions to unrelated broker-dealers and $20,166 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $70,221.

Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $879.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse
JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo.

The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 2000, aggregated
$100,133,877 and $98,197,331, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 2000.

The cost of investments owned at April 30, 2000 (including short-term investments) for federal income tax purposes was $79,762,718. Gross unrealized appreciation and depreciation of investments aggregated $18,365,016 and $6,695,936, respectively, resulting in net unrealized appreciation of $11,669,080.



[THIS PAGE INTENTIONALLY LEFT BLANK]

A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291 1-800-554-6713 (TDD)
Internet: www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock
Pacific Basin Equities Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

580SA  4/00
       6/00






The latest report from your
Fund's management team

SEMIANNUAL REPORT

European
Equity Fund

APRIL 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02199-7603

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
Indocam International Investment Services
90 Boulevard Pasteur
Paris, France 75015

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

DEAR FELLOW SHAREHOLDERS:

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and
Chief Executive Officer, flush right next to second paragraph.]

Over the last six months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down nearly 25% from its high by the end of April.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak.

While the battle between old and new rages on, several things are clear:
More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY DIDIER LE CONTE FOR THE PORTFOLIO MANAGEMENT TEAM

[A 3" x 2" photo at bottom right side of page of John Hancock
European Equity Fund. Caption below reads "Fund management team members (l-r): Didier Le Conte, Miren Etcheverry, Alessandra
Gaudio and Jean-Claude Kaltenbach."]

John Hancock  European Equity Fund

A fruitful six months for the European equity markets

European equity markets prospered under favorable economic conditions during the six months ended April 30, 2000. Vibrant economic activity, declining unemployment, consolidations, restructuring, relatively low inflation and corporate profit growth all contributed to a positive backdrop for investors. While the euro -- Europe's new common currency -- suffered a steady decline, its fall helped make many European exports more attractive during a period of global economic prosperity. Most of the top performers in the European market came from the "TMT" sectors -- technology, media and telecommunications -- all of which benefited from the world's embrace of the New Economy and the Internet.

Interest rates rose during the period, but didn't knock the markets off stride except briefly in January. The European Central Bank and The Bank of England both raised rates several times during the period to control inflation, although there appeared to be little danger of broad-based price increases.

"...a period
 of global
 economic
 prosperity."

Performance

In this environment, the Fund's benchmark Morgan Stanley Capital International (MSCI) Europe Index returned 8.83% during the six months ended April 30, 2000. For the same six-month period, the Fund's Class A, Class B and Class C shares returned 10.93%, 10.49% and 10.49%, respectively, at net asset value. For another comparison, the average European region fund returned 21.51%, according to Lipper, Inc.1 Remember that your net asset value return will vary from the Fund's stated performance if you were not invested in the Fund for the entire period and did not reinvest all dividends. Historical performance information can be found on pages six and seven.

[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is First Vodafone Group 5.7%, the second is Nokia 5.0%, the third Ericsson 4.7%, the fourth BP Amoco 3.5% and the fifth Royal Dutch Petroleum 3.0%. A note below the table reads "As a percentage of net assets on April 30, 2000."]

We suspect that the Fund's relative shortfall compared to its competitors came from having less of an overweighting in TMT stocks and from having more of a stake in the underperforming market of the United Kingdom. In addition, some of the funds in this Lipper group have a regional concentration.

"European
 TMT stocks
 thrived for
 the same
 reasons they
 did in the
 U.S."

The allure of TMT

European TMT stocks thrived for the same reasons they did in the U.S. The explosion of cellular telephony, advances in distribution of entertainment and the unparalleled growth of the Internet helped firms in these sectors achieve astounding share prices. However, the path was not altogether smooth. In mid-March, investors became unwilling to pay extremely high valuations for Internet companies that had yet to post earnings. There was a sorting out, as investors looked more closely to find those companies that might survive and grow over the long term. Telecommunications stocks also stumbled toward the end of the period, including Vodafone, the Fund's biggest holding. Cellular license auctions in the United Kingdom brought much higher prices than expected, leading to fears that companies will have to invest huge amounts to maintain or adapt their present networks.

The Fund's growth strategy

Our main strategy remained the pursuit of investments in higher-growth industries such as TMT. Individual winners for the Fund included Nokia, the Finnish telecommunications equipment giant, and its Swedish counterpart, Ericsson. The Fund also benefited from its investment in British media company Pearson, which produces educational materials for the Internet, as well as in French semiconductor firm STMicroelectronics, which was propelled by strong worldwide demand for microchips.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is Ericsson followed by an up arrow with the phrase "Ongoing subscriber growth in mobile communications." The second listing is STMicroelectronics followed by an up arrow with the phrase "Strong worldwide demand for microchips." The third listing is Lloyds followed by a down arrow with the phrase "Banking competition heats up as country barriers fall." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

On the downside, British retailers proved disappointing. Dixons (New Dixons Group), the largest computer seller in the U.K., and electric equipment retailer Kingfisher suffered from Wal-Mart's acquisition of Asda, one of the largest retailers in the United Kingdom. Investors were concerned that Wal-Mart's entry into the market would ignite a price war. Banks such as Barclays and Lloyds also struggled. The Internet helped to break down barriers between countries, making the competitive landscape that much more difficult.

Looking at sectors, the Fund maintained light positions in basic industries, construction and food and beverage. We also cut our finance investments significantly, helping the Fund's performance, and brought the Fund's pharmaceutical positions to an even more underweighted position. We also maintained a slight overweight in energy stocks -- including BP Amoco, Total Fina and Royal Dutch Petroleum -- because the outlook for stable oil prices and strong global economic growth looked promising.

[Bar chart at top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended April 30, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 10.93% total return for John Hancock European Equity Fund Class A. The second bar represents the 10.49% total return for John Hancock European Equity Fund Class B. The third bar represents the 10.49% total return for John Hancock European Equity Fund Class C. The fourth bar represents the 21.51% total return for Average European region fund. A note below the chart reads "Total returns for John Hancock European Equity Fund are at net asset value with all distributions reinvested. The average European region fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

A look across the map

Before looking at how particular countries fared, please remember that we are bottom-up stock pickers. Considerations about country and sector weightings are a by-product of our decision to invest in stocks based on individual company prospects. That said, the best-performing markets during the period were Finland and Sweden, largely due to the stellar performance of Nokia and Ericsson. Germany and France also fared quite well, posting better-than-market returns due to their continued economic recoveries. The Fund was hurt by an underweighted German position, but reaped the rewards of increasing its overweighting in France.

Europe's largest market, the U.K., struggled due to rising interest rates, and we decreased our stake there. The Bank of England confronted a similar quandary to that of the Federal Reserve, facing very low unemployment, strong economic growth and a strong pound sterling, which increased export prices. The Swiss market stagnated due to its heavy concentration of bank and pharmaceutical stocks. The latter group suffered from governments' attempts to reduce health-care costs, and the increasing cost of launching new products.

"...estimates
 call for the
 continued
 acceleration
 of economic
 growth in
 the euro
 zone..."

Outlook

Our outlook for European equities remains positive. Yet, in the short term, we're aware that rising interest rates and the run-up in equity prices could make bonds an attractive alternative to stocks. At the same time, estimates call for the continued acceleration of economic growth in the euro zone in 2000 to 3.4%, up from 2.2% in 1999. In the U.K., forecasts call for growth at 3.1%, up from 2.1%. We expect unemployment to fall, household consumption to rise and industrial capital spending to increase. Export trends continue to be positive. At the corporate level, restructuring and the development of the New Economy should also proceed apace and it's expected that corporate profits will increase by about 20%, a level that should continue to attract investors to the European markets.

-------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock European Equity Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

CLASS A
For the period ended March 31, 2000
                                                             SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (3/2/98)
                                             ----------   ----------
Cumulative Total Returns                          13.58%       23.93%
Average Annual Total Returns(1)                   13.58%       10.87%

CLASS B
For the period ended March 31, 2000
                                                             SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (6/1/98)
                                             ----------   ----------
Cumulative Total Returns                          13.69%       12.44%
Average Annual Total Returns(1)                   13.69%        6.62%

CLASS C
For the period ended March 31, 2000
                                                             SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (3/1/99)
                                             ----------   ----------
Cumulative Total Returns                          16.51%       19.91%
Average Annual Total Returns(1)                   16.51%       18.27%

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses on Class A to 1.90% and on Class B and Class C to 2.60% of the Fund's average daily net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been 13.27% and 10.21%, respectively, for Class A shares, 13.38% and 6.06%, respectively, for Class B shares and 16.20% and 17.96%, respectively, for Class C shares.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock European Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International
(MSCI) Europe Index--an unmanaged index used to measure the performance of securities listed on European stock exchanges. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock European Equity Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $12,767 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 2, 1998, before sales charge, and is equal to $12,380 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $11,761 as of April 30, 2000.

Line chart with the heading John Hancock European Equity Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $11,452 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on June 1, 1998, before sales charge, and is equal to $11,039 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $10,639 as of April 30, 2000.

Line chart with the heading John Hancock European Equity Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $11,487 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 1, 1999, before sales charge, and is equal to $11,484 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $11,369 as of April 30, 2000.



FINANCIAL STATEMENTS

John Hancock Funds -- European Equity Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common and preferred stocks and
warrants (cost -- $28,104,109)                     $33,919,696
Short-term investments
(cost -- $8,091,240) -- Note A                       8,091,240
                                             -----------------
                                                    42,010,936
Cash                                                    48,283
Foreign currency, at value
(cost -- $14,629)                                       14,569
Receivable for investments sold                        407,657
Receivable for shares sold                               2,967
Dividends receivable                                    74,150
Foreign tax receivable                                  18,869
Interest receivable                                        583
Other assets                                                72
                                             -----------------
Total Assets                                        42,578,086
--------------------------------------------------------------
Liabilities:
Payable for investments purchased                    1,042,623
Payable for forward foreign currency
exchange contracts purchased -- Note A                  11,668
Payable for forward foreign currency
exchange contracts sold -- Note A                           15
Payable for shares repurchased                          18,031
Payable upon return of securities on
loan -- Note A                                       6,871,240
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                                19,366
Accounts payable and accrued expenses                   26,566
                                             -----------------
Total Liabilities                                    7,989,509
--------------------------------------------------------------
Net Assets:
Capital paid-in                                     30,881,164
Accumulated net realized loss on
investments, financial future
contracts and foreign currency
transactions                                        (1,815,010)
Net unrealized appreciation of
investments and foreign currency
transactions                                         5,809,173
Accumulated net investment loss                       (286,750)
                                             -----------------
Net Assets                                         $34,588,577
==============================================================
Net Asset Value Per Share:
(Based on net asset values
and shares of beneficial
interest outstanding
-- unlimited number of shares
authorized with no par value)
Class A -- $15,957,755/1,289,569                        $12.37
==============================================================
Class B -- $18,194,005/1,489,517                        $12.21
==============================================================
Class C -- $436,817/35,761 -- Note A                    $12.21
==============================================================
Maximum Offering Price Per Share*
Class A -- ($12.37/0.95)                                $13.02
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $25,158)                                     $158,877
Interest (including income on
securities loaned of $3,682)                            23,609
                                             -----------------
                                                       182,486
                                             -----------------
Expenses:
Investment management fee -- Note B                    155,596
Distribution and service fee -- Note B
Class A                                                 24,190
Class B                                                 90,784
Class C                                                  1,466
Transfer agent fee -- Note B                            67,834
Custodian fee                                           64,749
Registration and filing fees                            28,784
Auditing fee                                             9,945
Printing                                                 5,636
Accounting and legal services fee --
Note B                                                   3,267
Miscellaneous                                            1,323
Trustees' fees                                             931
Legal fees                                                 161
                                             -----------------
Total Expenses                                         454,666
--------------------------------------------------------------
Less Expense Reductions -- Note B                      (61,611)
--------------------------------------------------------------
Net Expenses                                           393,055
--------------------------------------------------------------
Net Investment Loss                                   (210,569)
--------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
Investments, Financial Futures Contracts
and Foreign Currency Transactions:
Net realized gain on investments sold                1,662,197
Net realized gain on financial futures
contracts                                               50,447
Net realized loss on foreign currency
transactions                                          (711,499)
Change in net unrealized
appreciation/depreciation of
investments                                          2,647,347
Change in net unrealized
appreciation/depreciation of foreign
currency transactions                                   (5,726)
                                             -----------------
Net Realized and Unrealized Gain on
Investments, Financial Futures
Contracts and Foreign Currency
Transactions                                         3,642,766
--------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations                                     $3,432,197
==============================================================

See notes to financial statements.




The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

Statement of Changes in Net Assets
---------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED
                                               YEAR ENDED        APRIL 30, 2000
                                         OCTOBER 31, 1999           (UNAUDITED)
                                        -----------------     -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                             ($228,019)            ($210,569)
Net realized gain (loss) on
investments sold, financial
futures contracts and foreign
currency transactions                          (1,420,471)            1,001,145
Change in net unrealized
appreciation/depreciation of
investments and foreign currency
transactions                                    4,249,574             2,641,621
                                        -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                       2,601,084             3,432,197
                                        -----------------     -----------------
From Fund Share Transactions --
Net: *                                          1,040,151             1,601,153
                                        -----------------     -----------------
Net Assets:
Beginning of period                            27,994,294            29,555,227
                                        -----------------     -----------------
End of period (including
accumulated net investment loss
of $76,181 and $286,750,
respectively)                                 $29,555,227           $34,588,577
                                        =================     =================

* Analysis of Fund Share Transactions:
                                                                                                 SIX MONTHS ENDED
                                                       YEAR ENDED                                 APRIL 30, 2000
                                                    OCTOBER 31, 1999                               (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                                   SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     1,184,807           $12,972,731             1,247,224           $15,953,805
Less shares repurchased                        (1,104,630)          (12,013,213)           (1,244,492)          (16,128,005)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                            80,177              $959,518                 2,732             ($174,200)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                       955,152           $10,400,345               807,218           $10,097,176
Less shares repurchased                        (1,177,076)          (12,586,150)             (674,188)           (8,555,097)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                          (221,924)          ($2,185,805)              133,030            $1,542,079
                                        =================     =================     =================     =================
CLASS C **
Shares sold                                        18,445              $195,641                18,616              $237,908
Less shares repurchased                              (897)               (9,505)                 (403)               (4,634)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                       17,548              $186,136                18,213              $233,274
                                        =================     =================     =================     =================

** Class C shares commenced operations on March 1, 1999.

See notes to financial statements.



The Financial Highlights summarizes the impact of the following factors on a single share for the period indi cated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------
                            FOR THE PERIOD FROM
                                  MARCH 2, 1998
                               (COMMENCEMENT OF                    SIX MONTHS ENDED
                                 OPERATIONS) TO        YEAR ENDED    APRIL 30, 2000
                               OCTOBER 31, 1998  OCTOBER 31, 1999        (UNAUDITED)
                               ----------------  ----------------     -------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.07            $11.16
                                  -------------     -------------     -------------
Net Investment Income
(Loss)(1)                                  0.01             (0.04)            (0.05)
Net Realized and Unrealized
Gain on Investments,
Financial Futures Contracts
and Foreign Currency
Transactions                               0.06              1.13              1.26
                                  -------------     -------------     -------------
Total From Investment
Operations                                 0.07              1.09              1.21
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.07            $11.16            $12.37
                                  =============     =============     =============
Total Investment Return at
Net Asset Value(2)                        0.70%(3)         10.82%            10.93%(3)
Total Adjusted Investment
Return at Net Asset
Value(2,4)                               (0.24%)(3)        10.49%            10.75%(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $12,147           $14,365           $15,958
Ratio of Expenses to Average
Net Assets                                1.90%(5)          1.90%(7)          1.90%(5)
Ratio of Adjusted Expenses
to Average Net Assets(6)                  3.31%(5)          2.23%(7)          2.26%(5)
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.16%(5)         (0.38%)           (0.85%)(5)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(6)                            (1.25%)(5)        (0.71%)           (1.21%)(5)
Portfolio Turnover Rate                     31%               64%               38%
Fee Reduction Per Share(1)                $0.10             $0.04             $0.02

Financial Highlights (continued)
-----------------------------------------------------------------------------------
                            FOR THE PERIOD FROM
                                   JUNE 1, 1998
                               (COMMENCEMENT OF                    SIX MONTHS ENDED
                                 OPERATIONS) TO        YEAR ENDED    APRIL 30, 2000
                               OCTOBER 31, 1998  OCTOBER 31, 1999       (UNAUDITED)
                               ----------------  ----------------     -------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $11.07            $10.04            $11.06
                                  -------------     -------------     -------------
Net Investment Loss(1)                    (0.04)            (0.12)            (0.10)
Net Realized and Unrealized
Gain (Loss) on Investments,
Financial Futures Contracts
and Foreign Currency
Transactions                              (0.99)             1.14              1.25
                                  -------------     -------------     -------------
Total From Investment
Operations                                (1.03)             1.02              1.15
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.04            $11.06            $12.21
                                  =============     =============     =============
Total Investment Return at
Net Asset Value(2)                       (9.30%)(3)        10.16%            10.49%(3)
Total Adjusted Investment
Return at Net Asset
Value(2,4)                               (9.89%)(3)         9.83%            10.31%(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $15,847           $14,997           $18,194
Ratio of Expenses to Average
Net Assets                                2.60%(5)          2.60%(7)          2.60%(5)
Ratio of Adjusted Expenses
to Average Net Assets(6)                  4.01%(5)          2.93%(7)          2.96%(5)
Ratio of Net Investment Loss
to Average Net Assets                    (1.12%)(5)        (1.08%)           (1.55%)(5)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(6)                            (2.53%)(5)        (1.41%)           (1.91%)(5)
Portfolio Turnover Rate                     31%               64%               38%
Fee Reduction Per Share(1)                $0.06             $0.04             $0.02

Financial Highlights (continued)
------------------------------------------------------------------
                            FOR THE PERIOD FROM
                                  MARCH 1, 1999
                               (COMMENCEMENT OF   SIX MONTHS ENDED
                                 OPERATIONS) TO    APRIL 30, 2000
                               OCTOBER 31, 1999      (UNAUDITED)
                               ----------------     -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.64            $11.06
                                  -------------     -------------
Net Investment Loss(1)                    (0.07)            (0.09)
Net Realized and Unrealized
Gain on Investments,
Financial Futures Contracts
and Foreign Currency
Transactions                               0.49              1.24
                                  -------------     -------------
Total From Investment
Operations                                 0.42              1.15
                                  -------------     -------------
Net Asset Value, End of
Period                                   $11.06            $12.21
                                  =============     =============
Total Investment Return at
Net Asset Value(2)                        3.95%(3)         10.49%(3)
Total Adjusted Investment
Return at Net Asset
Value(2,4)                                3.73%(3)         10.31%(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $194              $437
Ratio of Expenses to Average
Net Assets                                2.60%(5,7)        2.60%(5)
Ratio of Adjusted Expenses
to Average Net Assets(6)                  2.93%(5,7)        2.96%(5)
Ratio of Net Investment Loss
to Average Net Assets                    (1.17%)(5)        (1.40%)(5)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(6)                            (1.50%)(5)        (1.76%)(5)
Portfolio Turnover Rate                     64%               38%
Fee Reduction Per Share(1)                $0.03             $0.02

(1) Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)  Not annualized.

(4) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.

(5)  Annualized.

(6)  Unreimbursed, without fee reduction.

(7) Expense ratios do not include interest expense due to bank loans, which amounted to less than 0.01% during the period ended
     October 31, 1999.

See notes to financial statements.




The Schedule of Investments is a complete list of all securities owned by the European Equity Fund on April 30, 2000. It's divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. The common and preferred stocks and warrants are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.


Schedule of Investments
April 30, 2000 (Unaudited)
------------------------------------------------------------------------------------
                                                          NUMBER OF        MARKET
ISSUER, DESCRIPTION                                        SHARES           VALUE
-------------------                                      ----------     ------------
COMMON STOCKS
Denmark (0.77%)
Tele Danmark A/S  (Telecommunications)                        3,650         $267,288
                                                                        ------------
Finland (7.11%)
Nokia Oyj (Telecommunications)                               30,200        1,732,399
Nordic Baltic Holding AB  (Banks -- Foreign)                 54,800          346,738
Sonera Oyj (Telecommunications)                               4,090          224,952
Tietoenator Oyj (Computers)                                   3,200          154,183
                                                                        ------------
                                                                           2,458,272
                                                                        ------------
France (19.62%)
Alcatel SA (Telecommunications)                               2,395          555,210
Axa SA (Insurance)                                            2,250          333,617
Banque Nationale de Paris  (Banks -- Foreign)                 2,340          189,116
Bouygues SA (Building)                                          400          255,275
Bouygues SA (New Shares)* (Building)                             13            8,308
Cap Gemini SA (Computers)                                       714          140,205
Carrefour SA (Retail)                                         5,890          383,389
Compagnie de Saint Gobain SA  (Building)                      1,615          220,376
Credit Lyonnais SA (Banks -- Foreign)                         6,288          244,949
France Telecom SA  (Telecommunications)                       4,350          673,070
Lagardere SCA (Diversified Operations)                        2,000          135,456
L'Oreal SA (Cosmetics & Personal Care)                           94           63,750
Pinault-Printemps-Redoute SA (Retail)                         2,305          464,986
PSA Peugeot Citroen SA  (Automobile/Trucks)                     780          161,391
Rexel SA (Electronics)                                        2,800          193,202
Schneider Electric SA (Machinery)                             2,950          193,093
STMicroelectronics NV (Electronics)                           2,430          463,693
Suez Lyonnaise des Eaux SA  (Diversified
Operations)                                                   1,670          261,889
Total Fina SA (Oil & Gas)                                     6,675        1,012,790
Valeo SA (Automobile/Trucks)                                  4,321          239,621
Vivendi SA (Diversified Operations)                           5,990          592,471
                                                                        ------------
                                                                           6,785,857
                                                                        ------------
Germany (9.19%)
Allianz AG (Insurance)                                        1,243          478,334
BASF AG (Chemicals)                                           4,300          187,990
Bayerische Hypo- und Vereinsbank AG
(Banks -- Foreign)                                            2,915          177,552
Bayerische Motoren Werke AG  (Automobile/Trucks)              7,650          205,857
DaimlerChrysler AG  (Automobile/Trucks)                       2,790          162,709
Deutsche Telekom AG  (Telecommunications)                    12,580          816,450
Dresdner Bank AG (Banks -- Foreign)                           4,165          171,562
Fresenius AG (Medical)                                          700          118,365
Muenchener Rueckversicherungs- Gesellschaft AG
(Insurance)                                                     372          109,065
Siemens AG (Diversified Operations)                           3,745          554,946
Veba AG (Diversified Operations)                              3,900          195,711
                                                                        ------------
                                                                           3,178,541
                                                                        ------------
Ireland (0.73%)
CRH Plc (Building)                                           15,834          253,778
                                                                        ------------
Italy (4.26%)
Assicurazioni Generali SpA (Insurance)                        6,850          194,916
Eni SpA (Oil & Gas)                                          23,475          116,736
San Paolo-IMI SpA  (Banks -- Foreign)                         7,830          109,621
Telecom Italia Mobile SpA  (Telecommunications)              71,100          678,689
Telecom Italia SpA  (Telecommunications)                     26,700          373,318
                                                                        ------------
                                                                           1,473,280
                                                                        ------------
Netherlands (10.63%)
Aegon NV (Insurance)                                          3,640          261,586
Akzo Nobel NV (Chemicals)                                     7,065          289,218
Fortis (NL) NV (Insurance)                                    9,252          232,648
Getronics NV (Computers)                                      3,442          205,270
ING Groep NV (Banks -- Foreign)                               4,917          268,292
Koninklijke Numico NV (Food)                                  6,570          244,287
Royal Dutch Petroleum Co. (Oil & Gas)                        18,112        1,043,920
Royal Philips Electronics NV  (Electronics)                  11,880          529,961
Unilever NV (Food)                                            3,571          162,190
VNU NV (Media)                                                4,655          249,045
Wolters Kluwer NV (Media)                                     8,000          188,802
                                                                        ------------
                                                                           3,675,219
                                                                        ------------
Norway (0.68%)
Tomra Systems ASA (Machinery)                                11,360          234,593
                                                                        ------------
Portugal (0.43%)
PT Multimedia Servicos SGPS SA*
(Telecommunications)                                          2,125          148,269
                                                                        ------------
Spain (4.98%)
Amadeus Global Travel Distribution SA*
(Transport)                                                  24,109          298,078
Banco Bilbao Vizcaya Argentaria SA
(Banks -- Foreign)                                           29,690          404,868
Banco Santander Central Hispano SA
(Banks -- Foreign)                                           14,440          150,571
Endesa SA (Utilities)                                         5,860          127,856
Telefonica SA* (Telecommunications)                          33,404          743,398
                                                                        ------------
                                                                           1,724,771
                                                                        ------------
Sweden (6.65%)
Ericsson (LM) Telefonaktiebolaget
(Telecommunications)                                         18,400        1,635,601
Hennes & Mauritz AB (Retail)                                 11,200          297,301
Skandia Forsakrings AB (Insurance)                            7,695          368,186
                                                                        ------------
                                                                           2,301,088
                                                                        ------------
Switzerland (5.33%)
Adecco SA (Business Services -- Misc.)                          287          235,485
Credit Suisse Group  (Banks -- Foreign)                       1,190          214,946
Nestle SA (Food)                                                115          202,720
Novartis AG (Medical)                                           500          698,443
Roche Holding AG (Medical)                                       47          490,835
                                                                        ------------
                                                                           1,842,429
                                                                        ------------
United Kingdom (25.10%)
Barclays Plc (Banks -- Foreign)                              17,823          455,925
BP Amoco Plc (Oil & Gas)                                    139,985        1,208,532
British Telecommunications Plc
(Telecommunications)                                         34,800          623,092
Cable & Wireless Plc  (Telecommunications)                   10,830          179,746
Centrica Plc (Utilities)                                    113,640          406,943
CMG Plc (Computers)                                           3,550          227,525
Compass Group Plc (Food)                                     26,330          379,199
Energis Plc* (Telecommunications)                             4,040          199,521
Glaxo Wellcome Plc (Medical)                                 21,350          659,832
HSBC Holdings Plc (Banks -- Foreign)                         18,720          206,937
Invensys Plc (Diversified Operations)                        64,231          310,014
Kingfisher Plc (Retail)                                      16,535          135,157
Lloyds TSB Group Plc  (Banks -- Foreign)                     26,370          257,426
New Dixons Group Plc (Electronics)                           21,476           86,936
Pearson Plc (Media)                                          13,540          458,093
SEMA Group Plc (Computers)                                   11,330          182,929
SmithKline Beecham Plc (Medical)                             34,525          473,033
Vodafone AirTouch Plc  (Telecommunications)                 428,265        1,960,356
WPP Group Plc (Advertising)                                  16,700          269,113
                                                                        ------------
                                                                           8,680,309
                                                                        ------------
TOTAL COMMON STOCKS
(Cost $27,271,650)                                          (95.48%)      33,023,694
                                                          ---------     ------------
PREFERRED STOCKS
Germany (1.81%)
Fresenius AG (Medical)                                          915          202,550
SAP AG (Computers)                                              720          424,477
                                                                        ------------
                                                                             627,027
                                                                        ------------
Italy (0.78%)
Telecom Italia SpA  (Telecommunications)                     42,500          267,753
                                                                        ------------
TOTAL PREFERRED STOCKS
(Cost $831,625)                                              (2.59%)         894,780
                                                          ---------     ------------
WARRANTS
Germany (0.00%)
Muenchener Rueckversicherungs- Gesellschaft AG*
(Insurance)                                                      16            1,222
                                                                        ------------
TOTAL WARRANTS
(Cost $834)                                                  (0.00%)           1,222
                                                          ---------     ------------
TOTAL COMMON AND PREFERRED STOCKS
AND WARRANTS
(Cost $28,104,109)                                          (98.07%)      33,919,696
                                                          ---------     ------------

                                           INTEREST      PAR VALUE
                                             RATE     (000s OMITTED)
                                           --------    ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.53%)
Investment in a joint repurchase
agreement transaction with  SBC
Warburg, Inc. --  Dated 04-28-00, due
05-01-00 (Secured by U.S. Treasury
Bonds,  7.875% thru 8.875%, due
08-15-17 thru 02-15-21)  -- Note A           5.73%           $1,220        1,220,000
                                                                        ------------
Cash Equivalents (19.86%)
Navigator Securities Lending
Prime Portfolio**                                             6,871        6,871,240
                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS                                (23.39%)       8,091,240
                                                          ---------     ------------
TOTAL INVESTMENTS                                          (121.46%)      42,010,936
                                                          ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                           (21.46%)      (7,422,359)
                                                          ---------     ------------
TOTAL NET ASSETS                                           (100.00%)     $34,588,577
                                                          =========     ============

 * Non-income producing security.

** Represents investment of security lending collateral -- Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
April 30, 2000 (Unaudited)
------------------------------------------------------------------------
The Fund invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at April 30, 2000, assigned to the various investment categories.

                                    MARKET VALUE
                                   OF SECURITIES
                                  AS A PERCENTAGE
INVESTMENT CATEGORIES              OF NET ASSETS
---------------------             ---------------
Advertising                             0.78%
Automobile/Trucks                       2.22
Banks -- Foreign                        9.25
Building                                2.13
Business Services -- Misc.              0.68
Chemicals                               1.38
Computers                               3.86
Cosmetics & Personal Care               0.18
Diversified Operations                  5.93
Electronics                             3.68
Food                                    2.86
Insurance                               5.72
Machinery                               1.24
Media                                   2.59
Medical                                 7.64
Oil & Gas                               9.78
Retail                                  3.70
Telecommunications                     32.03
Transportation                          0.86
Utilities                               1.55
Short-term investments                 23.39
                                     -------
TOTAL INVESTMENTS                     121.46%
                                     =======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- European Equity Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock European Equity Fund (the "Fund"), John Hancock Health Sciences Fund and John Hancock Pacific Basin Equities Fund. Prior to March 1, 2000, John Hancock Health Sciences Fund was known as John Hancock Global Health Sciences Fund. The other two series of the Trust are reported in separate financial statements. The Fund's investment objective is to achieve long-term capital appreciation through investment in a diversified portfolio of European equity securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1.00% up-front sales charge.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes and are accrued as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1999, the Fund had $2,685,265 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distributions will be made. The carryfowards expire as follows: October 31, 2006 -- $1,450,896 and October 31, 2007 -- $1,234,369.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. At April 30, 2000, there were no outstanding loan balances.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2000, the Fund loaned securities having a market value of $6,575,920 collateralized by cash in the amount of $6,871,240, which was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

At April 30, 2000, open forward foreign currency exchange contracts were as follows:

                   PRINCIPAL AMOUNT      EXPIRATION      UNREALIZED
CURRENCY         COVERED BY CONTRACT        DATE        DEPRECIATION
--------         -------------------     ----------     ------------
BUYS
Euro Currency               304,025          May 00        ($10,762)
Pound Sterling               36,159          May 00            (906)
                                                        -----------
                                                           ($11,668)
                                                        ===========
SELLS
Euro Currency                 3,128          May 00           ($10)
Swedish Krona                12,852          May 00             (5)
                                                        -----------
                                                              ($15)
                                                        ===========

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At April 30, 2000, there were no open positions in financial futures contracts.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser, Indocam International Investment Services ("IIIS") (the "Sub-Adviser"). Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and
(b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000.

The Adviser has a sub-investment management contract with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, provides the Fund with investment services and advice. The Adviser pays the Sub-Adviser a fee at the annual rate of 0.35% of the average daily net assets of the Fund. The Fund is not responsible for paying the IIIS fee.

The Adviser has agreed to limit the Fund's expenses on Class A, Class B and Class C shares to 1.90%, 2.60% and 2.60%, respectively, of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $61,611 for the period ended April 30, 2000. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 2000, net sales charges received with regard to sales of Class A shares amounted to $17,233. Out of this amount, $2,929 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,610 was paid as sales commissions to unrelated broker-dealers and $7,694 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $50,946.

Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 2000, there were no contingent deferred sales charges paid to JH Funds.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S.
Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 2000, aggregated
$13,676,031 and $12,554,092, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 2000.

The cost of investments owned at April 30, 2000 (including short-term investments) for federal income tax purposes was $36,277,157. Gross unrealized appreciation and depreciation of investments aggregated $7,297,553 and $1,563,774, respectively, resulting in unrealized appreciation of $5,733,779.



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